Long-term debt - Convertible senior subordinated notes (Details) $ / shares in Units, $ in Thousands		11 Months Ended	12 Months Ended
	Aug. 23, 2013 USD ($) $ / shares	Nov. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal			$ 479,535	$ 702,181
Deficit			(547,839)	(610,908)
Accumulated other comprehensive loss			146,153	94,294
Interest expense, capitalized to mineral property interests			0	20,052
Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal			0	277,650
Conversion ratio	0.2542912
Conversion price per share (in usd per share) | $ / shares	$ 3.93
Threshold consecutive trading days	30 days
Measurement period	5 days
Measurement period consecutive trading days	5 days
Unrealized (loss) gain on fair value of convertible notes			(11,000)	11,000
Interest paid			8,000	8,000
Convertible senior subordinated notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Threshold trading days	20 days
Percentage of conversion price	130.00%
Convertible senior subordinated notes | Top of range
Disclosure of detailed information about borrowings [line items]
Product of last reported sales price per common share and conversion rate	98.00%
Fekola
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mineral property interests		$ 20,000
Fekola | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Interest expense, capitalized to mineral property interests			12,000
Fixed interest rate | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%
Principal | Convertible senior subordinated notes
Disclosure of detailed information about borrowings [line items]
Principal	$ 259,000		$ 0	$ 258,750
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9
Disclosure of detailed information about borrowings [line items]
Deficit					$ 46,000
Accumulated other comprehensive loss					46,000
Increase (decrease) due to changes in accounting policy required by IFRSs | Convertible senior subordinated notes | IFRS 9
Disclosure of detailed information about borrowings [line items]
Deficit					11,000
Accumulated other comprehensive loss					$ 11,000